Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Japan ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI Japan ETF(a)	2,527,512	$149,982,562

Total Investment Companies
(Cost: $170,146,716)		149,982,562

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(a)(b)	80,000	80,000

Total Short-Term Securities — 0.1%
(Cost: $80,000)		80,000

Total Investments in Securities — 100.3%
(Cost: $170,226,716)		150,062,562

Liabilities in Excess of Other Assets — (0.3)%		(394,855)

Net Assets — 100.0%		$149,667,707

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$31,590	(b)	$—		$(31,590)	$—	$—	—	$52,539	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	—		(1,630,000	)(b)	—	—	80,000	80,000	20,503		—
iShares MSCI Japan ETF	463,540,692	268,875,782		(599,859,976)		(80,239,603)	97,665,667	149,982,562	2,527,512	456,923		—
						$(80,271,193)	$97,665,667	$150,062,562		$529,965		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	19,475,337,000	USD	139,392,287	BMO Capital Markets	06/02/23	$391,219
USD	168,799,838	JPY	22,877,729,000	Bank of New York	06/02/23	4,595,790
USD	9,085,557	JPY	1,247,625,000	BNP Paribas SA	06/02/23	130,775
USD	10,150,615	JPY	1,376,081,000	Citibank N.A.	06/02/23	273,845
USD	525,167	JPY	70,415,000	Toronto Dominion Bank	06/02/23	19,766
						5,411,395
JPY	3,913,000	USD	29,140	Citibank N.A.	06/02/23	(1,055)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Japan ETF
May 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	6,106,678,000	USD	45,614,032	JPMorgan Chase Bank N.A.	06/02/23	$(1,783,578)
USD	100,654	JPY	14,078,000	State Street Bank & Trust Company	06/02/23	(390)
JPY	307,315,000	USD	2,217,449	JPMorgan Chase Bank N.A.	07/05/23	(453)
USD	140,111,850	JPY	19,475,337,000	BMO Capital Markets	07/05/23	(384,837)
USD	13,465,767	JPY	1,871,753,000	Citibank N.A.	07/05/23	(37,214)
						(2,207,527)
						$3,203,868

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$149,982,562	$—	$—	$149,982,562
Short-Term Securities
Money Market Funds	80,000	—	—	80,000
	$150,062,562	$—	$—	$150,062,562
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$5,411,395	$—	$5,411,395
Liabilities
Foreign Currency Exchange Contracts	—	(2,207,527)	—	(2,207,527)
	$—	$3,203,868	$—	3,203,868

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Japan ETF
May 31, 2023

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

 3